Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	$ 57	$ 27	$ 1
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	14,385	13,167	12,402
Realized gains (losses) on derivative hedges	(2,144)	(1,639)	(1,401)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,186)	(1,119)	(1,167)
Total securities gains (losses), net	57	22
Applicable income taxes	(1,264)	(2,161)	(2,097)
Net income	6,253	5,944	5,933
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(48)	(152)	(242)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	57	27	1
Other-than-temporary impairment recognized in earnings		(5)	(1)
Total securities gains (losses), net	57	22
Applicable income taxes	(22)	(9)
Net income	35	13
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	13	18	25
Applicable income taxes	(5)	(7)	(9)
Net income	8	11	16
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(30)	(124)	(195)
Applicable income taxes	11	48	75
Net income	(19)	(76)	(120)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(117)	(163)	(223)
Applicable income taxes	45	63	85
Net income	$ (72)	$ (100)	$ (138)